Average Annual Total Returns - LVIP Franklin Templeton Multi-Asset Opportunities Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	Franklin Multi-Asset Opportunities Composite (reflects no deductions for fees, expenses or taxes) 1 year		Franklin Multi-Asset Opportunities Composite (reflects no deductions for fees, expenses or taxes) 5 years		Franklin Multi-Asset Opportunities Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	13.94%	7.96%	5.64%	May 01, 2014	13.65%	7.69%	5.38%	May 01, 2014	7.51%	4.44%	3.88%	13.32%	[1]	9.56%	[1]	7.95%	[1]

[1]	The Franklin Multi-Asset Opportunities Composite benchmark, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 45% Bloomberg Barclays U.S. Aggregate Bond Index, 40% S&P 500 Index, and 15% MSCI EAFE Index. The Franklin Multi-Asset Opportunities Composite benchmark shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.